UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT         02/13/02
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $739,220
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ADVANCEPCS                        COM            00790K109      733      25,000(SH)      (SOLE)                   25,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AGILE SOFTWARE CORP               COM            00846X105   10,332     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM            01642T108   11,598     440,000(SH)      (SOLE)                  440,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTION    COM            01988P108    6,139   1,895,000(SH)      (SOLE)                1,895,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC.                  COM            071813109    9,653     180,000(SH)      (SOLE)                  180,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103  120,694   7,400,000(SH)      (SOLE)                7,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                        COM            23918K108   63,570   2,600,000(SH)      (SOLE)                2,600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP                COM            247025109   12,231     450,000(SH)      (SOLE)                  450,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW           COM            285661104   20,565     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ENZON INC                         COM            293904108   18,291     325,000(SH)      (SOLE)                  325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EXULT INC DEL                     COM            302284104   18,457   1,150,000(SH)      (SOLE)                1,150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101    8,136     800,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP             COM            339030108    9,125     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL INC         COM            36866W106   19,390     700,000(SH)      (SOLE)                  700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                    COM            406216101    9,825     750,000(SH)      (SOLE)                  750,000(SOLE)





-----------------------------------------------------------------------------------------------------------------------------------
HOMESTORE COM INC                 COM            437852106    2,300   1,150,000(SH)      (SOLE)                1,150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                COM            438516106   11,837     350,000(SH)      (SOLE)                  350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INTL INC                COM            45253H101    9,699     585,000(SH)      (SOLE)                  585,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP      COM            460254105   14,824     425,000(SH)      (SOLE)                  425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP                   COM SER A        46069S109   21,768     675,000(SH)      (SOLE)                  675,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW          COM SER A        530718105   9,800      700,000(SH)      (SOLE)                  700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDATA CORP                       CL A           580031201   11,637     475,000(SH)      (SOLE)                  475,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109   33,129   2,700,000(SH)      (SOLE)                2,700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERWORKS INC                   COM            586002107    3,222     230,000(SH)      (SOLE)                  230,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                       COM            604675108    5,607     350,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES INC              COM            625453105   13,106     345,000(SH)      (SOLE)                  345,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC         COM            669967101   10,010   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL              COM            67481E106   11,520     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC               COM            744320102   12,612     380,000(SH)      (SOLE)                  380,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                   COM            745867101   10,497     235,000(SH)      (SOLE)                  235,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RSA SEC INC                       COM            749719100   16,587     950,000(SH)      (SOLE)                  950,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RHM TELESERVICES INC              COM            749938106      668      35,000(SH)      (SOLE)                   35,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE LEARNING INC          COM            75968L105    5,789     190,000(SH)      (SOLE)                  190,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP              COM            806605101   13,428     375,000(SH)      (SOLE)                  375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP              CALL           8066059AG   35,810   1,000,000(SH) CALL (SOLE)                1,000,000(SOLE)





-----------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                    COM            834182107   11,280   1,000,000(SH)      (SOLE)                1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP PCS                   COM            852061605   11,053     435,000(SH)      (SOLE)                  435,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TMP WORLDWIDE INC                 COM            872941109   16,087     375,000(SH)      (SOLE)                  375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TELETECH HOLDINGS INC             COM            879939106    8,311     580,000(SH)      (SOLE)                  580,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106   64,790   1,100,000(SH)      (SOLE)                1,100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VARIAN INC                        COM            922206107   12,976     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                COM            939322103   19,620     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                    COM            94768C108    2,514     150,000(SH)      (SOLE)                  150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
